Note Payable Shareholder (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Note payable - shareholder	$ 328,848	$ 156,117
Note Payable | Robert Goldstein
Debt Instrument [Line Items]
Note payable - shareholder	$ 328,848	$ 156,117
Debt instrument due date	Dec. 31, 2014